Stand by Equity Purchase Agreement and Convertible Promissory Note (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
		Jun. 06, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stand by Equity Purchase Agreement and Convertible Promissory Note [Line Items]
Purchase price of shares, percentage on lowest VWAP		97.00%
Purchase price calculation of shares, pricing period		3 years
Gross proceeds from issuance of common stock (in Dollars)				$ 4,353
Number of amount issuable as commitment fee (in Dollars)				$ 100,000
Percentage of aggregate amount available to be sold				1.00%
Number of trading days for calculating average VWAP				3 years
Structuring fee paid (in Dollars)				$ 10,000
Pre-paid advances of commitment amount (in Dollars)			$ 2,000	$ 3,000
Discounted of purchase price			96.00%
Monthly installment payment				10.00%
Principal amount of installment payment				5.00%
Conversion price per ordinary share (in Dollars per share)				$ 4
Convertible promissory note premium percentage				5.00%
Convertible promissory note balance (in Dollars)				$ 770
Convertible Promissory Note [Member]
Stand by Equity Purchase Agreement and Convertible Promissory Note [Line Items]
Promissory note including accrued interest (in Dollars)				$ 807
Minimum [Member] | Convertible Promissory Note [Member]
Stand by Equity Purchase Agreement and Convertible Promissory Note [Line Items]
Percentage of interest rate				6.00%
Maximum [Member] | Convertible Promissory Note [Member]
Stand by Equity Purchase Agreement and Convertible Promissory Note [Line Items]
Percentage of interest rate				18.00%
Ordinary Shares [Member]
Stand by Equity Purchase Agreement and Convertible Promissory Note [Line Items]
Ordinary shares issued (in Shares)	[1]			307,175
Gross proceeds from issuance of common stock (in Dollars)				$ 4,600

[1]	The share and per share information in these financial statements reflects the Reverse Share Splits.